Income Taxes (Schedule Of A Reconciliation Of The Provision For Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Statutory federal income tax rate	35.00%
As Adjusted [Member]
Amount computed at the statutory federal income tax rate (35%)	$ 305	$ 269	$ 236
State income taxes, net of federal tax benefit	29	27	24
Change in accruals for uncertain tax positions	(7)	3	(8)
Research and development credits	(8)	(6)	(5)
U.S. manufacturing activity benefit	(5)	(2)	(2)
Other		(2)	1
Total	$ 314	$ 289	$ 246
Effective income tax rate	36.00%	37.60%	36.50%